Net Periodic Pension Cost for Contract-Type Corporate Pension Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Employee Benefits Disclosure [Line Items]
Service cost	¥ 8,562	¥ 10,435	¥ 9,879
Interest cost on projected benefit obligation	2,821	3,171	3,789
Expected return on plan assets	(2,003)	(1,791)	(1,617)
Amortization of prior service cost	(851)	(1,635)	(1,898)
Curtailment gain		(5,131)
Amortization of actuarial gains and losses	834	1,704	1,667
Amortization of transition obligation	112	123	123
Net periodic pension cost	¥ 9,475	¥ 6,876	¥ 11,943